Schedule 1 - Registrant's Condensed Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ (7,663)	$ 15,209	$ 13,019	$ (1,913)	$ 28,842	$ 41,185
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiary	(68)	(90)	(276)	(230)	(304)	(379)
Depreciation and amortization	39,684	34,584	81,539	118,683	104,207	141,015
Deferred income taxes	88	42,939	(4,131)	4,319	43,146	31,932
Net cash provided by operating activities	31,722	106,116	114,821	25,625	169,247	216,435
Cash Flows from Investing Activities
Net cash used in investing activities	(42,284)	(47,632)	(2,965,976)	(70,031)	33,412	(154,043)
Cash Flows from Financing Activities
Proceeds from issuance of senior subordinated notes			950,000			450,000
Dividend paid						(428,782)
Debt issue costs			(117,805)	(5,011)	(95)	(21,219)
Net cash (used in) provided by financing activities	549,291	(54,254)	2,698,630	562,335	(208,254)	(138,583)
Change in cash and cash equivalents	538,729	4,230	(152,525)	517,929	(5,595)	(76,191)
Cash and cash equivalents, beginning of period	37,032	124,198	286,548	57,832	134,023	134,023
Cash and cash equivalents, end of period	575,761	128,428	134,023	575,761	128,428	57,832
Parent Company
Cash Flows from Operating Activities
Net income			13,019			41,185
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiary			(13,019)			(48,459)
Depreciation and amortization						1,056
Deferred income taxes						4,841
Changes in operating assets/liabilities						1,564
Net cash provided by operating activities						187
Cash Flows from Investing Activities
Net cash used in investing activities						0
Cash Flows from Financing Activities
Proceeds from issuance of senior subordinated notes						450,000
Dividend paid						(428,782)
Debt issue costs						(21,124)
Net cash (used in) provided by financing activities						94
Change in cash and cash equivalents						281
Cash and cash equivalents, end of period						$ 281